Commitments and Contingencies (Details)			1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 01, 2017 USD ($) m²	May 21, 2014 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Commitments and Contingencies (Details) [Line Items]
Right of use assets				$ 9,719		$ 9,719		$ 66,369	$ 171,549
Lease liabilities				$ 9,719		$ 9,719		$ 66,369	171,548
Borrowing rate				10.00%		10.00%		10.00%
Total operating lease expense						$ 56,650	$ 51,281	$ 178,880	155,119
Rent payments	$ 3,000	$ 227,052
Agreement payments		350
Reduced balance		$ 40,250	$ 10,500			40,250	10,500	40,250
Gain on extinguishment of debt					$ 68,204		95,615	282,418	28,971
Outstanding balance						0	0
Lease term	36 months
Purchase items	$ 1
Lease expiration	Jul. 31, 2020
Accounts payable, related parties	$ 10,817			$ 10,817		10,817		10,817	10,517
Gain on extinguishment of debt			$ 186,802					186,802
Outstanding balance								$ 0	$ 12,600
Operating lease [Member]
Commitments and Contingencies (Details) [Line Items]
Gain on extinguishment of debt						$ 186,802	$ 186,802
Minimum [Member]
Commitments and Contingencies (Details) [Line Items]
Remaining lease terms				1 year		1 year		1 year
Maximum [Member]
Commitments and Contingencies (Details) [Line Items]
Remaining lease terms				3 years		3 years		3 years
Bureau Inc [Member]
Commitments and Contingencies (Details) [Line Items]
Right of use assets				$ 9,719		$ 9,719		$ 66,369
Lease liabilities				$ 9,719		$ 9,719		$ 66,369
Square feet (in Square Meters) | m²	8,290
Rent expenses	$ 9,800